Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Critical Accounting Estimates And Judgements [Abstract]
Critical Accounting Estimates and Judgements

4. Critical Accounting Estimates and Judgements

The preparation of financial statements requires the use of accounting estimates which, by definition, may not equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies. Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

a) Fair value of financial assets

The fair value of financial assets that are not traded in an active market is determined using valuation techniques. The Group uses its judgement to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period.

b) Fair value of financial instruments with preferred rights

The fair value of financial instruments with preferred rights that are not traded in an active market is determined using valuation techniques. The Group first determined the equity value and then allocated the equity value to each element of the Group’s capital structure using either an option pricing backsolve method (“OPM”), or a hybrid method, which employs the concepts of the OPM and the probability-weighted expected return method (“PWERM”) that merged into a single framework.

Key assumptions such as risk-free interest rate, DLOM and expected volatility are disclosed in Note 24.

c) Recognition of share-based compensation expenses

As mentioned in Note 22, the equity-settled share-based compensation plan was granted to employees and consultants. The Group has used the Binomial option-pricing model to determine the total fair value of the awarded options, which is to be expensed over the vesting period. Significant estimates on assumptions, such as the fair value of underlying shares, risk-free interest rate, expected volatility and dividend yield, are required to be made by the management.

For the details of the key assumptions and estimates used by management in determining the fair values of share based compensation, refer to Note 22.

d)
Current and deferred income taxes

(i) Deferred income tax

The Group recognizes deferred tax assets based on estimates that it is probable to generate sufficient taxable profits in the foreseeable future against which the deductible losses and temporary differences will be utilized. The recognition of deferred tax assets mainly involves management’s judgments and estimations about the timing and the amount of taxable profits of the companies which have tax losses, refer to Note 10 for details.